Relevant events of the year (Details Narrative) $ / shares in Units, $ in Millions		1 Months Ended							12 Months Ended
	Nov. 08, 2024 ARS ($)	Apr. 24, 2026 ARS ($)	Mar. 31, 2026 ARS ($)	Feb. 26, 2026 ARS ($)	Dec. 18, 2025 ARS ($)	Oct. 30, 2025 ARS ($)	Oct. 22, 2025 ARS ($)	Sep. 17, 2025 ARS ($)	Jun. 30, 2026 ARS ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 ARS ($)
Statement [Line Items]
Common stock per shares | $ / shares									$ 1
Receive common shares from IRSA | shares									95,234,036	95,234,036
Dividend attributable to the Group								$ 1,397,000,000
Dividend amount								2,795,000,000
Payment of dividend in cash								2,093,000,000
Payable in cash									$ 71,902,000,000		$ 64,184,000,000
Shares Buyback Program New program IRSA [Member]
Statement [Line Items]
Common stock per shares | $ / shares									$ 10
Receive common shares from IRSA | shares									83,595,129	83,595,129
General Ordinary and Extraordinary Shareholders' Meeting [Member]
Statement [Line Items]
Payment of dividend in cash				$ 2,500,000			$ 42,000,000
Payable in cash				$ 7,564,000,000			$ 13,651,000,000
Warrants exercise
Statement [Line Items]
Converted warrants | shares									71,644,060	71,644,060
Common stock per shares Receive common shares from IRSA										$ 24.5
Options remained unexercised | shares									1,650,742
Options expired									March 10, 2026
General Ordinary and Extraordinary Shareholders' Meeting One [Member]
Statement [Line Items]
Converted warrants | shares									60,814,974	60,814,974
Common stock per shares Receive common shares from IRSA										$ 4.4
Options remained unexercised | shares									149,100
Options expired									May 12, 2026
Payment of dividend in cash	$ 173,788,000,000					$ 10,368,000,000
Partial capitalization of the issue premium account description						the closing date of these Consolidated Financial Statements amounts to ARS 13,067 million; (ii) to distribute a dividend to shareholders in proportion to their shareholdings, payable in cash in the amount of ARS 173,788 million, which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 219,018 million; and (iii) the allocation of the remaining balance of the fiscal year result, after deducting the legal reserve and the dividend, in the amount of ARS 23,200 million, to the integration of a facultative reserve named “special reserve,” which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 29,239 million, and which may be used for future dividend distributions, share buybacks, and/or new projects related to the Company’s business plan
La Rural S.A. - IRSA [Member]
Statement [Line Items]
Dividend attributable to the Group		$ 3,954			$ 2,336,000,000
Dividend amount		7,909			4,672,000,000
Payment of dividend in cash		7,599			$ 3,998,000,000
Nuevo Puerto Santa Fe S.A.- IRSA [Member]
Statement [Line Items]
Dividend attributable to the Group		3,954,000,000						1,603,000,000
Dividend amount		7,909,000,000						3,205,000,000
Payment of dividend in cash		$ 7,599,000,000						$ 2,400,000,000
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Dividend attributable to the Group			$ 4,083,000,000
Dividend amount			14,022,000,000
Payment of dividend in cash			$ 12,703,000,000